Additional Capital Disclosures - Summary of Capital Structure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Capital structure [abstract]
Equity attributable to the equity shareholders of the Company	₨ 781,164	$ 9,505	₨ 658,158
As percentage of total capital	82.00%	82.00%	79.00%
Current loans, borrowings and bank overdrafts	₨ 88,821	$ 1,081	₨ 95,233
Non-current portion of long-term loans and borrowings	61,272	$ 745	56,463
Lease liabilities	24,573		24,233
Total loans, borrowings and bank overdrafts and lease liabilities	₨ 174,666		₨ 175,929	₨ 104,514
As percentage of total capital	18.00%	18.00%	21.00%
Total capital	₨ 955,830		₨ 834,087
Percentage of change, Equity attributable to the equity shareholders of the Company	18.70%	18.70%
Percentage of change, Total loans and borrowings	(0.70%)	(0.70%)
Percentage of change, Total capital (loans and borrowings and equity)	14.60%	14.60%